Consolidated Statements of Shareholders' Equity (Unaudited) - 6 months ended Jun. 30, 2017 - EUR (€) € in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2016	28,727,616
Balance at Dec. 31, 2016	€ 3,783	€ 64,685	€ (38,927)	€ (3,948)	€ (1,142)	€ 24,451
Net income (loss)			(65)			(65)
Translation adjustment				119		119
Warrants and stock options granted		217				217
Capital increase or warrants and stock options exercised (in shares)	270,250
Capital increase or warrants and stock options exercised	€ 35	627				663
Balance (in shares) at Jun. 30, 2017	28,997,866
Balance at Jun. 30, 2017	€ 3,818	€ 65,529	€ (38,992)	€ (3,829)	€ (1,142)	€ 25,383